STOCKHOLDERS EQUITY	12 Months Ended
Dec. 31, 2021
STOCKHOLDERS' EQUITY
STOCKHOLDERS EQUITY

9. STOCKHOLDERS’ EQUITY

The consolidated statement of stockholders’ equity has been retroactively adjusted for all periods presented to reflect the Business Combination and reverse recapitalization (see note 3).

Preferred Stock

Upon closing of the Business Combination, pursuant to the terms of the Amended and Restated Certificate of Incorporation, the Company is authorized to issue 2,000,000 shares of preferred stock with a par value $0.0001 per share. The Company’s board of directors has the authority, without further action by the stockholders to issue such shares of preferred stock in one or more series, to establish from time to time the number of shares to be included in each such series, and to fix the dividend, voting, and other rights, preferences and privileges of the shares. There were no issued and outstanding shares of preferred stock as of December 31, 2021.

Common Stock

Upon the closing of the Business Combination, pursuant to the terms of the Company’s Amended and Restated Certificate of Incorporation, the Company is authorized to issue 1,250,000,000 shares of common stock with a par value of $0.0001 per share.

Each share of common stock entitles the holder to one vote on all matters submitted to a vote of the Company’s stockholders. Common stockholders are entitled to receive dividends, as may be declared by the board of directors, if any, subject to the preferential dividend rights of the Company’s preferred stock.

As of December 31, 2021, 537,632,615 shares of common stock were issued including 40,674,552 shares sold to the Company’s founders, employees and advisors under restricted stock agreements (see note 10), and 50,000,000 Earn-Out Shares.

Reserve for Issuance

The Company has the following shares of common stock reserved for future issuance:

	December 31,
	2021	2020
Convertible preferred stock	—	277,968,597
Outstanding stock options	21,624,447	5,787,185
Outstanding Public Warrants	11,039,957	—
Outstanding Private Warrants	8,693,333	—
Remaining shares available for future issuance under 2019 Stock Option and Grant Plan	—	35,164,238
Remaining shares available for future issuance under 2021 Stock Option and Incentive Plan	59,353,357	—
Shares available for grant under 2021 Employee Stock Purchase Plan	4,876,326	—
Total shares of common stock reserved	105,587,420	318,920,020